(Columbia LifeGoal Portfolios - Class Z) | S000010807 Member
The section of the Fund's prospectus offering Class Z shares entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal® Income Portfolio)		Class Z (Columbia LifeGoal Portfolios - Class Z)
Management fees	[1][2]	0.07%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.65%
Acquired fund fees and expenses		0.58%
Total annual Fund operating expenses		1.30%
Fee waivers and/or reimbursements	[4]	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	0.89%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
Expense Example (Columbia LifeGoal® Income Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Portfolios - Class Z)	91	372	674	1,532